Other operating income and expenses (Tables)	12 Months Ended
Dec. 31, 2019
Other operating income and expenses [Abstract]
Other operating income
The table below shows the detail of Other operating income and expenses for the years ended December 31, 2019, 2018 and 2017:

	For the twelve-month year ended December 31,
Other operating income	2019	2018	2017

Grants	59,142	59,421	59,707
Income from various services and insurance proceeds	34,632	34,181	21,137
Income from the purchase of the long-term operation and maintenance payable to Abengoa	-	38,955	-
Total	93,774	132,557	80,844

Other operating expenses
	For the twelve-month year ended December 31,
Other operating expenses	2019	2018	2017
Raw materials and consumables used	(9,719)	(10,648)	(16,983)
Leases and fees	(1,850)	(1,716)	(6,641)
Operation and maintenance	(116,018)	(145,857)	(129,873)
Independent professional services	(41,579)	(43,229)	(36,178)
Supplies	(25,823)	(25,947)	(20,350)
Insurance	(23,971)	(24,227)	(24,289)
Levies and duties	(34,844)	(37,439)	(52,409)
Other expenses	(7,971)	(21,579)	(14,721)
Total	(261,776)	(310,642)	(301,444)